(Loss allowance)/reversal of loss allowance on trade receivables (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023	Sep. 30, 2022
Reversal of loss Allowance/(loss allowance) on trade receivables
Impairment loss (reversal of impairment loss) on trade receivables, net	$ 711	$ (1,597)	[1]	$ 5,225	$ (3,397)	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.